INCOME TAXES - Reconciliation of the statutory tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	(9.10%)	(2.20%)	(4.70%)
Effect of preferential tax rate(a)	(0.20%)	(16.40%)	(20.20%)
Effect of non-deductible expenses	(0.30%)	(0.20%)	(1.90%)
Effect of change in valuation allowance	(15.40%)	(6.20%)	1.80%
Effective tax rate	0.00%	0.00%	0.00%
Tax saving as the result of favorable tax rate	$ 0	$ 0	$ 0
PRC
Reconciliation of the statutory tax rate to the effective tax rate
PRC statutory income tax rate	25.00%
PRC | Horgos Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%
PRC | Kashi Baosheng
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%
PRC | Baosheng Technology
Reconciliation of the statutory tax rate to the effective tax rate
Preferential income tax rate	0.00%	0.00%	0.00%